(LOSSES)/GAINS ON DERIVATIVE INSTRUMENTS AND OTHER FINANCIAL ITEMS, NET	6 Months Ended
Jun. 30, 2025
Derivative Instruments and Hedging Activities Disclosure [Abstract]
(LOSSES)/GAINS ON DERIVATIVE INSTRUMENTS AND OTHER FINANCIAL ITEMS, NET	(LOSSES)/GAINS ON DERIVATIVE INSTRUMENTS AND OTHER FINANCIAL ITEMS, NET

The following table sets forth (losses)/gains on derivative instruments and other financial items:

	Six Months Ended June 30,
(in thousands of $)	2025	2024
Mark-to-market (loss)/gains for interest rate swaps	(8,821)	9,119
Net interest income on undesignated interest rate swaps	2,766	6,247
(Losses)/gains on derivative instruments	(6,055)	15,366

Foreign exchange gain/(loss) on operations	95	(44)
Financing arrangement fees and other costs, net	(554)	(813)
Other	(454)	(595)
Other financial items, net	(913)	(1,452)